Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by Geography
Revenue	$ 67,535	$ 62,753	$ 61,860
Americas
Revenue by Geography
Revenue	33,342	31,266	31,666
Europe/Middle East/Africa
Revenue by Geography
Revenue	22,189	19,429	18,492
Asia Pacific
Revenue by Geography
Revenue	$ 12,004	$ 12,058	$ 11,702